Trust Pass-Through Securities - Summary of Trust Pass-through Securities (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of trust pass-through securities [line items]
Trust pass-through securities		€ 99	€ 113
Fair value		€ 118	133
USD 225 million [member]
Disclosure of trust pass-through securities [line items]
Coupon rate	[1]	7.65%
Coupon date	[1]	Semi-annually, December 1
Year of issue	[1]	1996
Year of maturity	[1]	2026
Trust pass-through securities	[1]	€ 57	66
USD 190 million [member]
Disclosure of trust pass-through securities [line items]
Coupon rate	[1]	7.625%
Coupon date	[1]	Semi-annually, November 15
Year of issue	[1]	1997
Year of maturity	[1]	2037
Trust pass-through securities	[1]	€ 42	€ 47

[1]	Issued by a subsidiary of, and guaranteed by Aegon Ltd.